ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting

The accompanying financial statements are prepared on an accrual basis of accounting, in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuation and Income Recognition / Fair Value Measurements of Assets
Investment Valuation and Income Recognition

Participants direct the investment of their plan accounts among various investment options offered by the Plan. Investments in securities are reported at fair value while fully benefit-responsive investment contracts are reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Purchases and sales of securities have been recorded on a trade-date basis. Net appreciation (depreciation) includes the Plan’s gains or losses on investments bought or sold as well as held throughout the year. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. These amounts are reinvested by the Trustee in the funds that generated such income with the exception of the AEP Stock Fund, which pays or reinvests dividends at the direction of each participant.
Fair Value Measurements of Assets

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). AEPSC’s staff independently monitors valuation policies and procedures and provides members of the Benefits Finance Committee (BFC) and its Investment Subcommittee (IC) various monthly and quarterly reports, regarding compliance with policies and procedures. As of December 31, 2024, the BFC consisted of AEPSC’s Chief Financial Officer and Executive Vice President – Portfolio Optimization, Treasurer, Executive Vice President - Chief Human Resources Officer, Senior Vice President -
Strategy and Transformation and Executive Vice President - General Counsel. As of December 31, 2024, the IC consisted of AEPSC’s Treasurer, Director of Trusts and Investments, Vice President Finance and Treasury, one Managing Director of Corporate Finance and one Director of Corporate Finance.

The Plan utilizes its Trustee’s external pricing service to estimate the fair value of the underlying investments held in the Plan. The Plan’s investment managers review and validate the prices utilized by the Trustee to determine fair value. The Plan Administrator performs its own valuation testing to verify the fair values of the securities, in part by reviewing audit reports of the Trustee’s operating controls and valuation processes.

Assets in the Plan are classified using the following methods. Equities are classified as Level 1 holdings if they are actively traded on exchanges. Items classified as Level 1 are investments in equity securities, exchange traded funds, and registered investment companies. They are valued based on observable inputs primarily unadjusted quoted prices in active markets for identical assets. Level 2 investments consist of significant other observable inputs other than Level 1 prices, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data. Investments with unobservable valuation inputs are classified as Level 3 investments. Investments classified as “Other” are valued using Net Asset Value (NAV) as a practical expedient. The practical expedient is not used when it is determined to be probable that the investments will sell for an amount different than the reported NAV. Items classified as Other are primarily common/collective trusts. These investments do not have a readily determinable fair value or they contain redemption restrictions which may include the right to suspend redemptions under certain circumstances. Redemption restrictions on common/collective trusts may also prevent certain investments from being redeemed at the reporting date for the underlying value. There are no unfunded commitments for investments in common/collective trusts.

Notes Receivable from Participants
Notes Receivable from Participants

Notes Receivable from Participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are not recorded as distributions until actually distributed based on the terms of the Plan document.

Administrative and Management Fees
Administrative and Management Fees
Administrative and Management Fees incurred relating to Empower Retirement and BNYM during 2024 and 2023 totaled $592,677 and $715,367, respectively. The Plan directly pays for administrative, record keeping and management fees. Fees related to the administration of Notes Receivable from Participants are charged directly to the participant's account and are included in administrative fees. Investment related expenses are included in Investment Advisory and Management Fees.
Distributions to Participants	Distributions to Participants Distributions to participants are recorded when paid.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets. The estimates and assumptions used are based upon management's evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results could differ from the estimates.